INVENTORY (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
Inventory is composed of the following:

	December 31,
	2020	2019

Raw materials and components	$11,281	$13,064
Work in progress	15,432	11,387
Spare parts	13,147	18,272
Finished goods	1,363	604

Total inventory (**)	$41,223	$43,327

(**) The total amount of Rotables included in the company spare parts inventory for the years ended December 31, 2020 and 2019 were $9,183 and $8,886, respectively. Inventory related to discontinued operation for the year ended December 31, 2019 was $580.